Payden Strategic Income Fund

Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (10%
)
449,067 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.314%), 6.54%, 6/15/36 (a)(b) $ 437
213,400 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (b) 189
1,000,000 BDS Ltd. 2021-FL7 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.464%), 7.69%,
6/16/36 (a)(b) 943
700,000 Blackrock European CLO VII DAC 7A 144A,
(3 mo. EURIBOR + 1.300%), 4.96%, 10/15/31
EUR (a)(b)(c) 739
600,000 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.814%), 8.06%,
8/19/38 (a)(b) 527
230,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (b) 215
360,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (b) 302
600,000 CIFC European Funding CLO II DAC 2A 144A,
(3 mo. EURIBOR + 0.900%), 4.56%, 4/15/33
EUR (a)(b)(c) 649
675,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 CAD (b)(c) 463
1,173,700 Driven Brands Funding  LLC 2020-1A 144A,
3.79%, 7/20/50 (b) 1,046
693,172 Dryden CLO Ltd. 2018-55A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.282%),
6.59%, 4/15/31 (a)(b) 691
400,000 Dryden XXVI Senior Loan Fund 2013-26A
144A, (3 mo. Term Secured Overnight Financing
Rate + 5.802%), 11.11%, 4/15/29 (a)(b) 366
1,050,000 FS RIALTO 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.164%),
7.39%, 5/16/38 (a)(b) 973
506,487 JPMorgan Chase Bank N.A.-CACLN 2020-2
144A, 19.36%, 2/25/28 (b) 620
151,750 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (b) 148
186,903 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 2.10%, 2/26/29 (b) 177
266,924 LoanCore Issuer Ltd. 2019-CRE2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.614%), 6.84%, 5/15/36 (a)(b) 265
317,500 LoanCore Issuer Ltd. 2019-CRE2 144A, (1
mo. Term Secured Overnight Financing Rate +
2.114%), 7.34%, 5/15/36 (a)(b) 306
400,000 LoanCore Issuer Ltd. 2019-CRE2 144A, (1
mo. Term Secured Overnight Financing Rate +
2.564%), 7.79%, 5/15/36 (a)(b) 377
399,425 Man GLG Euro CLO VI DAC 6A 144A, (3
mo. EURIBOR + 0.810%), 4.47%, 10/15/32
EUR (a)(b)(c) 432
250,000 Montmartre Euro CLO DAC 2020-2A 144A,
(3 mo. EURIBOR + 0.960%), 4.62%, 7/15/34
EUR (a)(b)(c) 267
1,200,000 Neuberger Berman Loan Advisers CLO
Ltd. 2019-33A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.342%), 6.65%,
10/16/33 (a)(b) 1,191
500,000 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A, (3 mo. EURIBOR +
1.030%), 4.69%, 4/15/34 EUR (a)(b)(c) 539
Principal
or Shares Security Description
Value
(000)
300,000 North Westerly V Leveraged Loan Strategies
CLO DAC V-A 144A, (3 mo. EURIBOR +
2.200%), 5.91%, 7/20/34 EUR (a)(b)(c) $ 316
500,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (b) 490
550,000 Palmer Square European CLO DAC 2021-2A
144A, (3 mo. EURIBOR + 2.070%), 5.73%,
4/15/35 EUR (a)(b)(c) 573
395,650 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (b) 334
511,607 RR 24 Ltd. 2022-24A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.400%),
7.71%, 1/15/32 (a)(b) 514
358,768 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (b) 353
136,973 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 6.79%, 8/16/32 (b) 136
257,664 Santander Bank Auto Credit-Linked Notes Series
2023-A 144A, 10.07%, 6/15/33 (b) 257
140,631 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (b) 137
600,000 Sculptor European CLO V DAC 5A 144A, (3
mo. EURIBOR + 1.750%), 5.41%, 1/14/32
EUR (a)(b)(c) 642
450,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. Term Secured Overnight Financing Rate +
2.512%), 7.86%, 1/23/32 (a)(b) 442
875,000 THL Credit Wind River CLO Ltd. 2019-3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.342%), 6.65%, 4/15/31 (a)(b) 867
850,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (b) 812
300,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.514%),
7.74%, 3/15/38 (a)(b) 270
300,000 Voya Euro CLO III DAC 3A 144A, (3 mo.
EURIBOR + 0.920%), 4.58%, 4/15/33 EUR (a)
(b)(c) 324
539,000 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (b) 449
Total Asset Backed (Cost - $19,994)
18,778
Bank Loans(d) (2%
)
648,367 Asurion LLC Term Loan B10 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
9.31%, 8/19/28  623
440,438 MIC Glen LLC Term Loan 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.93%, 7/21/28  436
560,000 MIC Glen LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.750%),
12.17%, 7/20/29  520
654,255 Numericable U.S. LLC Term Loan B14-EXT 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 4.500%), 10.81%, 8/15/28  542
468,938 Standard Industries Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 7.91%, 9/22/28  470
758,000 Tacala Investment Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.500%), 8.81%, 2/05/27  753
Total Bank Loans (Cost - $3,478)
3,344

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
Corporate Bond (31%
)
Financial  (15%)
675,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 2.45%, 10/29/26  $ 608
145,000 Air Lease Corp. , 2.30%, 2/01/25  137
700,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.930%), 5.63%, 7/28/34 (a) 699
750,000 American Tower Corp. , 5.50%, 3/15/28  754
560,000 American Tower Corp. , 3.95%, 3/15/29  519
725,000 AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (b) 546
925,000 Banco Bilbao Vizcaya Argentaria SA , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.700%), 6.14%, 9/14/28 (a) 935
400,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (a) 351
300,000 Bank Leumi Le-Israel BM 144A, 5.13%,
7/27/27 (b)(e) 297
500,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.290%), 5.08%, 1/20/27 (a) 495
450,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 2.210%), 5.83%, 5/09/27 (a) 448
325,000 Blackstone Private Credit Fund , 4.70%,
3/24/25 (f) 315
625,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  550
345,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  322
250,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 2.074%), 2.22%, 6/09/26 (a)
(b) 234
375,000 Charles Schwab Corp. G, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971%), 5.38% (a)(g) 368
500,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.546%), 5.61%, 9/29/26 (a) 499
900,000 Corebridge Financial Inc. , 3.90%, 4/05/32  794
550,000 Credit Agricole SA 144A, 5.51%, 7/05/33 (b) 555
700,000 Crown Castle Inc. , 4.80%, 9/01/28  683
600,000 Crown Castle Inc. , 5.10%, 5/01/33  585
400,000 CubeSmart LP , 2.25%, 12/15/28  339
460,000 Federation des Caisses Desjardins du Quebec
144A, 2.05%, 2/10/25 (b) 434
350,000 Fifth Third Bank N.A. , (Secured Overnight
Financing Rate + 1.230%), 5.85%, 10/27/25 (a) 345
400,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (b) 379
550,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  476
565,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (a) 476
450,000 Healthpeak OP LLC , 5.25%, 12/15/32  443
500,000 HSBC Holdings PLC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.858%), 8.00% (a)(f)(g) 504
500,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 1.970%), 6.16%, 3/09/29 (a) 507
650,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900%), 7.78%, 6/20/54 (a)(b) 658
430,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  389
550,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.850%), 2.08%, 4/22/26 (a) 518
Principal
or Shares Security Description
Value
(000)
750,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) $ 576
430,000 Mitsubishi UFJ Financial Group Inc. , 3.41%,
3/07/24  424
850,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.550%), 5.06%, 9/12/25 (a) 841
550,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.200%), 2.51%, 10/20/32 (a) 444
585,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.290%), 2.94%, 1/21/33 (a) 487
525,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  394
505,000 Realty Income Corp. , 4.60%, 2/06/24  502
550,000 Royal Bank of Canada , 1.60%, 1/21/25  520
750,000 Royal Bank of Canada , 5.00%, 2/01/33  737
775,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 2.328%), 5.81%,
9/09/26 (a) 770
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  413
625,000 Spirit Realty LP , 2.10%, 3/15/28  533
350,000 Synchrony Financial , 7.25%, 2/02/33  329
825,000 Toronto-Dominion Bank , 3.77%, 6/06/25  801
750,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 1.730%), 3.09%, 5/14/32 (a)
(b) 620
300,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 5.020%), 9.02%, 11/15/33 (a)
(b) 365
370,000 VICI Properties LP/VICI Note Co. Inc. 144A,
5.63%, 5/01/24 (b) 368
950,000 Volkswagen Group of America Finance LLC
144A, 3.95%, 6/06/25 (b) 925
650,000 Wells Fargo & Co. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.606%), 7.63% (a)(g) 670
26,881
Industrial  (9%)
405,000 AbbVie Inc. , 2.60%, 11/21/24  390
300,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (b) 295
450,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (b) 438
600,000 AT&T Inc. , (3 mo. LIBOR USD + 1.180%),
6.72%, 6/12/24 (a) 604
500,000 Blue Cross and Blue Shield of Minnesota 144A,
3.79%, 5/01/25 (b) 475
500,000 Boeing Co. , 1.43%, 2/04/24  489
200,000 BRF SA 144A, 5.75%, 9/21/50 (b) 142
192,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (b) 147
42,000 Carrier Global Corp. , 2.24%, 2/15/25  40
50,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  50
450,000 Centene Corp. , 4.25%, 12/15/27  424
825,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  556
700,000 CVS Health Corp. , 5.63%, 2/21/53  688
300,000 Dell International LLC/EMC Corp. , 5.75%,
2/01/33 (f) 305
140,000 Equifax Inc. , 2.60%, 12/15/25  131

Principal
or Shares Security Description
Value
(000)
250,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (b) $ 215
385,000 GATX Corp. , 4.35%, 2/15/24  381
550,000 General Motors Co. , 5.60%, 10/15/32 (f) 539
725,000 Glencore Funding LLC 144A, 3.88%,
4/27/51 (b) 529
525,000 Global Payments Inc. , 1.20%, 3/01/26  470
300,000 Graphic Packaging International LLC 144A,
1.51%, 4/15/26 (b) 268
260,000 HCA Inc. , 3.50%, 9/01/30  229
500,000 John Deere Capital Corp. , 3.40%, 6/06/25  485
250,000 Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (b) 214
200,000 Land O' Lakes Inc. 144A, 7.00% (b)(g) 165
580,000 Lennar Corp. , 4.75%, 11/29/27  566
475,000 Lockheed Martin Corp. , 4.95%, 10/15/25  474
250,000 Lockheed Martin Corp. , 5.10%, 11/15/27  254
830,000 Mercedes-Benz Finance North America LLC
144A, 3.65%, 2/22/24 (b) 821
675,000 Nissan Motor Co. Ltd. 144A, 3.04%, 9/15/23 (b) 672
500,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  406
600,000 Oracle Corp. , 6.15%, 11/09/29  629
650,000 Pfizer Investment Enterprises Pte Ltd. , 4.75%,
5/19/33  646
400,000 Regal Rexnord Corp. 144A, 6.40%, 4/15/33 (b) 399
310,000 Sinclair Television Group Inc. 144A, 4.13%,
12/01/30 (b) 202
500,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (b) 466
800,000 Stellantis Finance U.S. Inc. 144A, 1.71%,
1/29/27 (b) 703
500,000 T-Mobile USA Inc. , 2.63%, 4/15/26  464
500,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (b) 417
450,000 Univar Solutions USA Inc. 144A, 5.13%,
12/01/27 (b) 462
775,000 VMware Inc. , 2.20%, 8/15/31  608
525,000 Warnermedia Holdings Inc. , 5.14%, 3/15/52  427
17,285
Utility  (7%)
425,000 American Electric Power Co. Inc. , 2.03%,
3/15/24  415
550,000 BP Capital Markets America Inc. , 4.81%,
2/13/33  541
550,000 Civitas Resources Inc. 144A, 8.75%, 7/01/31 (b) 570
350,000 Diamondback Energy Inc. , 4.25%, 3/15/52  272
975,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (b) 759
500,000 Earthstone Energy Holdings LLC 144A, 9.88%,
7/15/31 (b) 517
225,000 Energian Israel Finance Ltd. 144A, 4.88%,
3/30/26 (b)(e) 211
400,000 Energy Transfer LP , 5.75%, 2/15/33  405
255,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (b) 219
475,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (b)(e) 445
270,000 Kinder Morgan Inc. , 2.00%, 2/15/31  215
755,000 Midwest Connector Capital Co. LLC 144A,
3.90%, 4/01/24 (b) 741
180,000 Nabors Industries Ltd. 144A, 7.25%, 1/15/26 (b) 174
330,000 National Fuel Gas Co. , 5.50%, 1/15/26  326
210,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (b) 201
Principal
or Shares Security Description
Value
(000)
650,000 Ovintiv Inc. , 5.65%, 5/15/28  $ 646
650,000 Palomino Funding Trust I 144A, 7.23%,
5/17/28 (b) 657
675,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  638
385,000 Petroleos Mexicanos , 6.49%, 1/23/27  343
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  297
735,000 Phillips 66 Co. , 2.45%, 12/15/24  704
464,865 Tierra Mojada Luxembourg II Sarl 144A, 5.75%,
12/01/40 (b) 412
475,000 Tucson Electric Power Co. , 5.50%, 4/15/53  470
300,000 Valaris Ltd. 144A, 8.38%, 4/30/30 (b) 307
400,000 Var Energi ASA 144A, 8.00%, 11/15/32 (b) 432
500,000 Venture Global LNG Inc. 144A, 8.13%,
6/01/28 (b) 509
445,000 Vistra Operations Co. LLC 144A, 3.55%,
7/15/24 (b) 433
250,000 Western Midstream Operating LP , 6.15%,
4/01/33  254
12,113
Total Corporate Bond (Cost - $60,047)
56,279
Foreign Government (3%
)
200,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (b) 139
550,000 Chile Government International Bond , 4.13%,
7/05/34 EUR (c) 597
350,000 Costa Rica Government International Bond
144A, 6.55%, 4/03/34 (b) 355
830,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (b)(c) 553
590,000 Guatemala Government Bond , 4.50%,
5/03/26 (e) 565
250,000 Mexico Government International Bond , 6.34%,
5/04/53  256
360,000 Mongolia Government International Bond 144A,
8.75%, 3/09/24 (b) 364
500,000 Municipal Finance Authority of British , 2.55%,
10/09/29 CAD (c) 345
400,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (b) 347
450,000 Paraguay Government International Bond 144A,
5.85%, 8/21/33 (b) 452
575,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (b) 474
700,000 Romanian Government International Bond
144A, 2.00%, 4/14/33 EUR (b)(c) 559
250,000 Saudi Government International Bond 144A,
4.75%, 1/18/28 (b) 249
Total Foreign Government (Cost - $5,832)
5,255
Mortgage Backed (13%
)
625,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.514%), 7.74%, 9/15/36 (a)(b) 588
278,521 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.914%), 7.14%, 6/15/38 (a)(b) 269
9,425,989 Citigroup Commercial Mortgage Trust 2018-C6,
0.76%, 11/10/51 (h) 294
700,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 7.12%, 4/25/34 (a)(b) 703

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
495,711 Fannie Mae Connecticut Avenue Securities
2016-C02, (U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364%), 17.43%,
9/25/28 (a) $ 578
768,859 Fannie Mae Connecticut Avenue Securities
2016-C03, (U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864%), 16.93%,
10/25/28 (a) 883
494,047 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%), 15.43%,
1/25/29 (a) 546
1,209,741 FN CB3622 30YR , 4.00%, 5/01/52  1,131
1,233,431 FN CB4127 30YR , 4.50%, 7/01/52  1,182
986,157 FN CB4794 30YR , 4.50%, 10/01/52  945
1,239,175 FN FS1841 30YR , 4.00%, 5/01/52  1,158
1,427,950 FN MA4785 30YR , 5.00%, 10/01/52  1,397
332,012 FN MA4842 30YR , 5.50%, 12/01/52  330
496,289 FN MA5073 30YR , 6.00%, 7/01/53  500
900,000 FNCL , 6.00%, 8/01/5330YR TBA (i) 905
1,248,999 FR RA7778 30YR , 4.50%, 8/01/52  1,197
641,888 FR RA7936 30YR , 5.00%, 9/01/52  627
952,546 FR RA8249 30YR , 5.50%, 11/01/52  948
1,402,841 FR RA8415 30YR , 5.50%, 1/01/53  1,394
736,518 FR SB8192 15YR , 5.00%, 10/01/37  732
939,824 FR SB8206 15YR , 5.00%, 1/01/38  934
300,000 Freddie Mac STACR Trust 2019-FTR3 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 4.914%), 9.95%, 9/25/47 (a)(b) 292
300,000 Freddie Mac STACR Trust 2019-FTR4 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 5.114%), 10.18%, 11/25/47 (a)
(b) 288
493,323 Freddie Mac Structured Agency Credit Risk Debt
Notes 2015-HQA1, (U.S. Secured Overnight
Financing Rate Index 30day Average + 8.914%),
13.98%, 3/25/28 (a) 518
491,662 Freddie Mac Structured Agency Credit Risk Debt
Notes 2015-DNA3, (U.S. Secured Overnight
Financing Rate Index 30day Average + 9.464%),
14.53%, 4/25/28 (a) 529
330,953 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-HQA2, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 15.68%, 5/25/28 (a) 361
246,577 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.364%), 16.43%, 10/25/29 (a) 287
355,444 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.600%), 6.67%, 1/25/34 (a)(b) 354
186,553 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 5.26%,
8/17/33 EUR (a)(b)(c) 185
785,485 Last Mile Logistics Pan Euro Finance DAC 1X,
(3 mo. EURIBOR + 2.700%), 6.06%, 8/17/33
EUR (a)(c)(e) 775
33,688 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (b)(h) 31
219,402 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (b)(h) 204
Principal
or Shares Security Description
Value
(000)
300,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 15.68%, 2/25/47 (a)(b) $ 349
794,167 Taurus DAC 2021-UK1A 144A, (Sterling
Overnight Index Average + 2.600%), 7.32%,
5/17/31 GBP (a)(b)(c) 973
Total Mortgage Backed (Cost - $22,892)
22,387
Municipal (5%
)
1,750,000 California Earthquake Authority A, 5.60%,
7/01/27  1,749
910,000 California Health Facilities Financing Authority ,
2.48%, 6/01/27  835
250,000 California Pollution Control Financing
Authority , AMT 144A, 7.50%, 12/01/39 (b)(j) 6
1,000,000 City of El Segundo CA , 1.98%, 7/01/29  839
740,000 City of Tempe AZ , 1.58%, 7/01/28  628
900,000 County of Alameda CA B, 3.95%, 8/01/33  843
250,000 District of Columbia Water & Sewer Authority
A, 4.81%, 10/01/14  225
505,000 Golden State Tobacco Securitization Corp. B,
2.75%, 6/01/34 (k) 411
750,000 New York State Dormitory Authority C, 1.54%,
3/15/27  667
1,000,000 New York Transportation Development Corp. A,
AMT, 5.00%, 7/01/41  1,004
500,000 Redondo Beach Community Financing Authority
A, 1.98%, 5/01/29  423
600,000 Regents of the University of California Medical
Center Pooled Revenue Q, 4.13%, 5/15/32  569
1,000,000 State of Connecticut A, 2.42%, 7/01/27  913
425,000 Texas Natural Gas Securitization Finance Corp. ,
5.17%, 4/01/41  431
Total Municipal (Cost - $10,618)
9,543
U.S. Government Agency (1%
)
950,000 Tennessee Valley Authority, 5.25%, 9/15/39
(Cost - $1,039) 994
U.S. Treasury (29%
)
10,390,000 U.S. Treasury Bill , 4.76%, 1/25/24 (l) 10,122
19,630,000 U.S. Treasury Bill , 4.78%, 4/18/24 (l) 18,903
160,000 U.S. Treasury Bond , 2.00%, 2/15/50  106
1,940,000 U.S. Treasury Bond , 2.00%, 8/15/51 (m)(n) 1,283
2,160,000 U.S. Treasury Note , 3.00%, 6/30/24  2,114
3,990,000 U.S. Treasury Note , 4.13%, 1/31/25  3,930
7,000,000 U.S. Treasury Note , 4.50%, 11/15/25  6,960
1,770,000 U.S. Treasury Note , 3.88%, 1/15/26  1,737
3,170,000 U.S. Treasury Note , 4.13%, 6/15/26  3,136
1,890,000 U.S. Treasury Note , 4.50%, 7/15/26  1,890
1,590,000 U.S. Treasury Note , 3.50%, 1/31/28 (m)(n) 1,542
640,000 U.S. Treasury Note , 1.38%, 11/15/31  524
Total U.S. Treasury (Cost - $53,369)
52,247
Stocks (1%)
Preferred Stock (1%
)
1 Juniper Receivables 2021-2 DAC Holding Class
R-1 Notes,  0.00% 387
40,000 Morgan Stanley,  6.50%(g) 1,042
Total Stocks (Cost - $1,840) 1,429
Investment Company (3%
)
2,295,027 Payden Cash Reserves Money Market Fund* 2,295
102,041 Payden Emerging Market Corporate Bond Fund* 861

Principal
or Shares Security Description
Value
(000)
396,660 Payden Emerging Markets Local Bond Fund* $ 1,968
Total Investment Company (Cost - $5,045)
5,124
Total Investments (Cost - $184,154) (98%)
175,380
Other Assets, net of Liabilities (2%)
3,943
Net Assets (100%) $ 179,323
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023. The stated maturity is subject to prepayments.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) All or a portion of these securities are on loan. At July 31, 2023, the total market value of the Fund’s securities on loan is $1,532 and the total market value of the collateral held by the Fund is $1,595. Amounts in 000s.
(g) Perpetual security with no stated maturity date.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) Security was purchased on a delayed delivery basis.
(j) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k) Payment of principal and/or interest is insured against default by a monoline insurer.
(l) Yield to maturity at time of purchase.
(m) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(n) All or a portion of the security is pledged to cover futures contract margin requirements.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Depreciation
(000s)
Liabilities:
USD 6,599 EUR  6,099 Citibank, N.A. 09/20/2023 $ (124)
USD 2,207 CAD  2,935 HSBC Bank USA, N.A. 09/20/2023 (20)
USD 1,222 GBP  970 HSBC Bank USA, N.A. 09/20/2023 (23)
(167)
Net Unrealized Depreciation
$(167)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 58 Sep-23 $ 6,785 $ (119) $ (119)
U.S. Treasury 2-Year Note Future 182 Sep-23 36,952 (437) (437)
U.S. Ultra Bond Future 3 Sep-23 397 — –
a a
(556)
Short Contracts:
U.S. Treasury 10-Year Note Future 23 Sep-23 (2,562) 47 47
U.S. Treasury 5-Year Note Future 276 Sep-23 (29,482) 404 404
a a
451
Total Futures
$(105)

Payden Mutual Funds
Payden Strategic Income Fund
continued
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 40 Index), Pay 5% Quarterly,
Receive upon credit default 06/20/2028 $60 $(3) $– $(3)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 5.3100%
(SOFRRATE) Annually, Pay Fixed 2.7375%  Annually 08/30/2034 $ 2,600 $150 $– $150
10-Year SOFR Swap, Receive Variable 5.3100%
(SOFRRATE) Annually, Pay Fixed 2.9360% Annually 06/28/2034 2,630 117 – 117
10-Year SOFR Swap, Receive Variable 5.3100%
(SOFRRATE) Annually, Pay Fixed 3.2815% Annually 02/27/2035 3,200 32 – 32
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay
Variable 5.3100% (SOFRRATE) Annually 08/30/2026 11,900 (230) – (230)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay
Variable 5.3100% (SOFRRATE) Annually 06/29/2026 11,766 (238) – (238)
5-Year SOFR Swap, Receive Variable 3.3330% (SOFRRATE)
Annually, Pay Fixed 5.3100% Annually 02/27/2027 13,500 (47) – (47)
$(216) $– $(216)